Long-Term Loans - Schedule of Long-Term Loans (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Long-Term Loans [Line Items]
Total	$ 1,840,642	$ 2,058,651
Loans from third parties [Member]
Schedule of Long-Term Loans [Line Items]
Total	334,685	662,160
Loan from bank [Member]
Schedule of Long-Term Loans [Line Items]
Total	$ 1,505,957	$ 1,396,491